Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2019 and 2018 are as follows:

	Offsetting effects on Statement Financial Position			Related amounts not offset
12.31.19	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	85,528	—	85,528	(72,810)	12,718

Total	85,528	—	85,528	(72,810)	12,718

Financial Liabilities
Derivate Instruments	125,554	—	125,554	(72,810)	52,744

Total	125,554	—	125,554	(72,810)	52,744

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.18	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	2,065,435	—	2,065,435	(1,910,314)	155,121

Total	2,065,435	—	2,065,435	(1,910,314)	155,121

Financial Liabilities
Derivate Instruments—Forward	2,025,439	—	2,025,439	(1,910,314)	115,125
Derivate Instruments—Cross Currency Swaps	42,616	10,045	32,571	—	32,571

Total	2,068,055	10,045	2,058,010	(1,910,314)	147,696